Annual Fund Operating Expenses - Class S - Thrivent Aggressive Allocation Fund - Class S	Feb. 28, 2021
Operating Expenses:
Management Fees	0.73%
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.25%
Total Annual Fund Operating Expenses	1.23%
Less Fee Waivers and/or Expense Reimbursements	0.20%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.03%